Labor and Social Security Obligations - Summary of Labor and Social Security Obligations (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Labor And Social Security Obligations [Abstract]
Profits sharing	R$ 93,611	R$ 80,840
Labor provisions	13,252	9,860
Payables on social security and taxes other than income tax	106,863	90,700
Current	101,506	87,732
Non-current	R$ 5,357	R$ 2,968